Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes [Abstract]
Convertible Notes
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Convertible notes	11,165	21,165
Less: beneficial conversion feature	-	(10,949)
Convertible notes, net of beneficial conversion feature	11,165	10,216
Less: Deferred financing costs	(9)	(75)
Less: Change in fair value of conversion option	(323)	(2,568)
Total	10,833	7,573
Less – current portion	(10,833)	(769)
Long-term portion	-	6,804

First and Third JDH Notes [Member]
Convertible Notes [Abstract]
Convertible Notes
The net debt at inception (i.e. initial applicable limit minus debt discount related to BCF), accumulated deficit and debt movement of the First and Third JDH Notes is presented below:
	Net debt at inception	Accumulated deficit	Debt
Balance, December 31, 2020	3,361	8,670	12,031
Repayments / Conversions	(17,550)	-	(17,550)
Amortization (Note 11)	-	995	995
Loss on extinguishment	-	4,524	4,524
Balance, December 31, 2021	(14,189)	14,189	-